GUNDERSON DETTMER STOUGH

VILLENEUVE FRANKLIN & HACHIGIAN, LLP

850 WINTER STREET

WALTHAM, MA 02451

TELEPHONE: (781) 890-8800        FACSIMILE: (781) 622-1622

April 11, 2014

VIA EDGAR AND OVERNIGHT COURIER

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attention:	Amanda Ravitz
Jay Mumford
Daniel Morris

Re:	Histogenics Corporation
Confidential Draft Registration Statement on Form S-1
CIK No. 00001372299

Dear Ms. Ravitz:

On behalf of Histogenics Corporation (the “Company”), we submit this letter in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter dated March 13, 2014 relating to the Company’s Confidential Draft Registration Statement on Form S-1, confidentially submitted on February 14, 2014 (the “Draft Registration Statement”).

On behalf of the Company, we are also confidentially submitting via EDGAR an amendment to the Draft Registration Statement on Form S-1 (the “Registration Statement”), and for the convenience of the Staff, we are providing to the Staff by overnight delivery copies of this letter and marked copies of the Registration Statement (against the Draft Registration Statement).

In this letter, we have recited the written comments from the Staff in italicized, bold type and have followed each comment with the Company’s response.

1.	Please supplementally provide us with any written materials that you or anyone authorized to do so on your behalf provides in reliance on Section 5(d) of the Securities Act to potential investors that are qualified institutional buyers or institutional accredited investors. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

April 11, 2014

RESPONSE TO COMMENT 1:

In response to the Staff’s request, the Company has supplementally provided with this correspondence all of the written materials that were presented to potential investors in reliance on Section 5(d) of the Securities Act. Such materials were only made available for viewing by such potential investors during the Company’s presentation. To the Company’s knowledge, no research reports about the Company were published or distributed in reliance upon Section 2(a)(3) of the Securities Act by any broker or dealer that is participating or, to the Company’s knowledge, will participate in the offering. To the extent any such research reports are published or distributed in the future, the Company will provide the Staff with any such communications or reports.

Overview, page 1

2.	Your disclosure in the summary appears to rely excessively on jargon and may be difficult for an average investor to understand. Please revise your disclosure so that a non-medical field investor will be able to understand your product, business and market opportunity. For example, we note terms such as scaffolding, tissue engineering, bioadhesives microfracture, and fibroblast growth factor variants, among others. Please revise your summary.

RESPONSE TO COMMENT 2:

The Company acknowledges the Staff’s comment and has revised the applicable sections of the Registration Statement accordingly.

3.	We note that you have provided in the summary a separate section on risks relating to your business. Rather than discussing the negative aspects in one area of your summary, your summary should provide a balanced, integrated discussion of the positive and negative aspects of your offering. For example, in your first paragraph, please clearly state that you are not yet approved to sell your product. In addition, please disclose that you have incurred net losses in each year since inception and quantify your net losses. Please revise your summary throughout.

RESPONSE TO COMMENT 3:

The Company acknowledges the Staff’s comment and has revised the section of the Registration Statement accordingly. Additionally, the Company has disclosed that it has incurred net losses in each year since inception and has quantified its net losses in the prospectus summary of the Registration Statement.

4.	Please expand your description of your first product candidate “NeoCart” so that investors can understand what the product is and how and why you believe it demonstrates “clinical superiority” over the current standard of care.

April 11, 2014

RESPONSE TO COMMENT 4:

The Company acknowledges the Staff’s comment and has revised the section of the Registration Statement accordingly.

5.	We note your statements regarding “statistically significant improvement in clinical efficacy based on pain and function measures as compared to microfracture” and “positive Phase 1 and Phase 2 clinical data.” Please expand your disclosure to describe the purpose and size of the Phase 1 and Phase 2 trials, respectively, and how the data supports your claim of significant improvement and positive data.

RESPONSE TO COMMENT 5:

The Company acknowledges the Staff’s comment and has added additional disclosure to the Registration Statement as requested.

6.	Please explain what it means when you state “NeoCart is currently enrolling a Phase 3 clinical trial in the United States under a Special Protocol Assessment with the U.S. Food and Drug Administration.” How is this different from other Phase 3 clinical trials and why are you pursuing this type of trial? Please also disclose the size of the trial and its anticipated schedule.

RESPONSE TO COMMENT 6:

The Company acknowledges the Staff’s comment and has revised the section of the Registration Statement accordingly to implement the response above.

Impairment of Intangible Assets, page 60

7.	We reference the discussion on page 60 that the suspension of the production and commercialization of BioCart was an indicator of potential impairment, and this resulted in $1.8 million impairment charge to goodwill. Please explain to us how this suspension was considered in your assessment of the recoverability of the intangible assets related to the acquisition of ProChon.

RESPONSE TO COMMENT 7:

The Company advises the Staff that subsequent to the acquisition of ProChon, the Company reassessed its operating segments and reporting units under the applicable guidance from ASC 280 and ASC 350. The Company concluded that the Histogenics business and the ProChon business should be considered separate reporting units for the purpose of conducting its annual goodwill impairment assessment as of December 31, 2011. In performing the Company’s goodwill impairment assessment for the year ended December 31, 2011, as a standalone reporting unit, ProChon would no longer expect to receive the anticipated synergies that would have resulted from the combination of two companies in the cartilage regeneration field. As a result, the Company recorded a goodwill impairment charge of $1.8 million during the year ended December 31, 2011.

April 11, 2014

The Company further advises the Staff that in the event that the development of Company’s NeoCart product proves unsuccessful, the Company may reinitiate the development of BioCart. In its intangible asset impairment assessment as of December 31, 2011, the Company determined that the value of BioCart was not impaired due to its probability-adjusted future cash flow potential.

Stock Based Compensation, pages 60-66

8.	Please tell us the estimated initial public offering price. To the extent that there is a significant difference between the estimated grant-date fair value of your common stock during the past twelve months and the estimated IPO price, please discuss for us each significant factor contributing to the difference.

RESPONSE TO COMMENT 8:

The Company acknowledges the Staff’s comments. At this time, the Company is not able to make a conclusive determination regarding the significant factors contributing to the difference between the estimated IPO price and the estimated grant-date fair value of the Company’s common stock during the past twelve months because the price of the offering or a bona fide public offering price range is not yet known. The Company is currently working with the underwriters to determine an IPO price. The Company respectfully advises the Staff that it will provide the requested information prior to requesting effectiveness of the Registration Statement.

JOBS Act, page 68

9.	Please clarify what you mean when you state that you “are in the process of evaluating the benefits of relying on other exemptions and reduced reporting requirements provided by the JOBS Act.”

RESPONSE TO COMMENT 9:

The Company acknowledges the Staff’s comment and has revised the Registration Statement to remove such statement as it has elected to comply with certain reduced public company reporting requirements for this prospectus and future filings pursuant to the JOBS Act.

Business, page 76

10.	Please provide copies of the reports, studies and industry data that you reference. Please clearly mark the relevant sections of these reports. For each report, please also tell us: how you confirmed that the data reflects the most recent available information; whether the data is publicly available; whether the data was prepared for use in the registration statement; whether the authors of the data consented to your use of it in the registration statement; and whether you paid for the compilation of the data. If you were affiliated with the preparation of the data in the studies, ensure that your disclosure clearly indicates the nature of all such affiliations.

April 11, 2014

RESPONSE TO COMMENT 10:

The Company acknowledges the Staff’s comments, and it has attached to this correspondence a table that indicates the pages of the applicable reports, studies and industry data referenced in the Registration Statement as Annex A. The Company has supplementally provided copies of each report to the Staff with the couriered delivery of this letter. Each report has been marked to show the relevant sections that support the data included in the prospectus and to indicate the page number of the prospectus where the data has been used.

The Company advises the Staff that the sources of the cited data have all consented to the use of their names in the Registration Statement or were from publicly available materials where such consent would not be necessary. None of the reports were commissioned by the Company or prepared specifically for its use. The Company confirmed to its reasonable satisfaction that all of the information reflects the most recent available information by checking the original source for updates.

Limitations of Current Alternatives for Treating Cartilage Damage, page 78

11.	Please ensure that your disclosure presents a balanced view of the benefits and drawbacks of current alternatives. For example, it is unclear why you state that microfracture “in theory” forms joint cartilage. Is this in doubt? Please clarify and revise.

RESPONSE TO COMMENT 11:

The Company acknowledges the Staff’s comment and has revised the Registration Statement accordingly.

Our Regenerative Medicine Platform, page 79

12.	Please revise the discussion of your technology so that investors who may not be familiar with medical technology will be able to understand how you develop your product. Among many examples, it is unclear what it means when you state your tissue engineering processors incubate your implants under conditions of cyclic hydrostatic pressure and low oxygen tension. Please revise throughout the prospectus.

RESPONSE TO COMMENT 12:

The Company acknowledges the Staff’s comment and has revised the Registration Statement accordingly.

Our Business Strategy, page 80

13.	Please describe more fully the steps involved in implementing your business strategy. Explain the steps, size and time involved in completing your Phase 3 clinical trial. For example, what is involved in “transferring production of critical raw materials in-house?” What does means to “invest strategically in a U.S. commercial infrastructure” to support a successful launch and commercialization of NeoCart?

April 11, 2014

RESPONSE TO COMMENT 13:

The Company acknowledges the Staff’s comment and has revised the section of the Registration Statement accordingly.

Our Phase 3 Product Candidate: NeoCart, page 81

14.	Please expand your disclosure to explain the basis for your claim that your Phase 1 and Phase 2 trials “demonstrated very favorable safety and the potential for durable efficacy.” Please also explain what you mean when you state that your data has been “published in well regarded peer-reviewed journals.” Also, explain the meaning of the phrase “acceptance as Level 1 evidence”.

RESPONSE TO COMMENT 14:

The Company acknowledges the Staff’s comment and has revised the section of the Registration Statement accordingly.

15.	Please expand your graphics to show the “NeoCart Manufacturing Process” in more detail so that investors can understand the steps involved.

RESPONSE TO COMMENT 15:

The Company acknowledges the Staff’s comment and has revised the graphics on page 82 of the Registration Statement accordingly.

Phase 3 Clinical Trial, page 82

16.	Please revise your disclosure so that investors who are not in your industry can understand the steps involved in the Phase 3 trial. Why do you believe the BLA pathway is “rigorous” and how does it differ from other FDA approval processes? Why do you believe it is appropriate to use a one year endpoint, when you state that one of microfractures drawbacks is its limited efficacy after two years? What do you mean when you describe “control arm” and “treatment arm” and what is a “dual-threshold responder analysis.” Please also clarify your explanation of the schematic graphic you provide so it is clear.

RESPONSE TO COMMENT 16:

The Company acknowledges the Staff’s comment and has revised the Registration Statement accordingly to implement the explanations above.

Phase 2 Clinical Trial, page 83

17.	Please disclose the size of the “treatment group” upon completion of the Phase 2 trial and describe how you determined the improvement was “statistically significant.” Also, please tell us why you believe investors will be able to interpret and understand the tables you provide on pages 84 and 85. It is unclear why the tables are necessary and what they add to the information you are trying to convey.

April 11, 2014

RESPONSE TO COMMENT 17:

The Company acknowledges the Staff’s comment and has revised the section of the Registration Statement accordingly.

Phase I Clinical Trial, page 86

18.	Please expand your disclosure regarding this trial to explain what it means when you refer to a “highly favorable safety profile.” Also, please discuss in greater detail the “[e]fficacy signals” that were noted.

RESPONSE TO COMMENT 18:

The Company acknowledges the Staff’s comment and has revised the disclosure and added additional disclosure to the Registration Statement as requested.

NeoCart Manufacturing Process, page 87

19.	We note your statement that your process is “organized with specific steps that [you] plan to control” through your supply chain strategy. Please explain the steps you intend to perform in-house and what steps require third party assistance.

RESPONSE TO COMMENT 19:

The Company acknowledges the Staff’s comment and has revised the section of the Registration Statement accordingly.

Purpose Co., Ltd, page 89

20.	Please expand your discussion of the shares to be issued upon completion of an initial public offering to explain which investors would be issuing the shares to Purpose. Also, please disclose the specific royalty percentages to be paid to Purpose. In this regard, it is unclear why you describe the royalty as a “low single digits of our net sales.”

RESPONSE TO COMMENT 20:

The Company acknowledges the Staff’s comment and has expanded is discussion of additional shares to be issued upon completion of the initial public offering to explain which investors would be issuing the shares to Purpose as requested. With regard to the disclosure of the specific royalty percentages to be paid to Purpose, the Company has revised the disclosure to more clearly describe the royalty. However, the Company notes that the specific royalty amount has not been disclosed as it has submitted a confidential treatment request with regard to this information.

April 11, 2014

Angiotech Pharmaceuticals…, page 90

21.	Please disclose the specific royalty percentages to be paid to Angiotech. In this regard, it is unclear why you describe the royalty as a “low single digits of our net sales.”

RESPONSE TO COMMENT 21:

The Company acknowledges the Staff’s comment and has revised the disclosure to more clearly describe the royalty. However, the Company notes that the specific royalty amount has not been disclosed as it has submitted a confidential treatment request with regard to this information.

Koken Co, Ltd, page 91

22.	Please disclose the March 2013 fee paid to Koken and clarify whether there are other payment obligations.

RESPONSE TO COMMENT 22:

The Company acknowledges the Staff’s comment and respectfully notes that the specific fee paid to Koken in March 2013 has not been disclosed as the Company has submitted a confidential treatment request with regard to this information.

Certain Relationships and Related Party Transactions, page 124

23.	The relationships of the parties described in this section are unclear. Please identify the related parties and provide additional disclosure as required by Item 404 of Regulation S-K.

RESPONSE TO COMMENT 23:

The Company acknowledges the Staff’s comment and has revised the section of the Registration Statement accordingly.

Financial Statements

Note 2. Restatement of Historical Financial Information, page F-11

24.	We note that you identified certain material errors in the previously reported financial statements for the period from inception to December 31, 2009. Please explain to us in greater how you accounted for these errors and how the amounts in the table in Note 2 are reflected in your financial statements. Please also tell us where you have included the disclosures required by FASB ASC 250-10-50 related to these errors.

RESPONSE TO COMMENT 24:

The Company advises the Staff that during the year ended December 31, 2009, the Company issued warrants to purchase 2008 Series B convertible redeemable preferred stock in connection with the issuance of convertible notes. The Company had initially utilized the Black Scholes

April 11, 2014

method to determine the fair value of these warrants in preparing its financial statements for the year ended December 31, 2009. The 2008 Series B preferred stock that the warrants were convertible to contained an anti-dilution protection provision. This protection provision provided that if a new security was issued at a lower conversion price than the original issuance cost of the Series B preferred stock, the Series B preferred stock would be adjusted and converted to common stock at the lower price. As the warrants were convertible into Series B preferred stock, the warrants were afforded this same right. As a result, the Company concluded that the Black Scholes valuation methodology was inappropriate and the Company engaged a third-party valuation specialist to develop a Probability Weighted Expected Return Methodology (“PWERM”) valuation model that would more appropriately value the warrants.

The errors that are being corrected impact the inception to date information presented within the Company’s consolidated statements of operations, consolidated statements of cash flows, and its consolidated statements of convertible redeemable preferred stock and stockholders’ deficit through December 31, 2009. Prior to the Company’s filing of the Draft Registration Statement, the Company last issued audited private company financial statements for the year ended December 31, 2009. As a result, the current periods presented in the Draft Registration Statement have not been previously stated. The purpose of the tables within Note 2 is to inform the reader of our consolidated financial statements of the correction amount that is included within the applicable inception to date information. Since the revised balances are embedded within the inception to date information, our footnote directs the reader to the applicable financial statement line item and current inception to date balances.

In preparing Note 2 of the Draft Registration Statement, the Company considered the disclosure requirements of ASC 250-10-50-7 through 50-9. In considering ASC 250-10-50-7(a), the Company’s footnote includes the effect of the correction on each applicable financial statement line item. The correction for the error related to the fair market value of the warrant impacted net income for the year ended December 31, 2009, however, as a private company, the Company had not previously reported earnings-per-share information. As a result, the Company concluded that the earnings-per-share requirement of paragraph 50-7(a) was not applicable. ASC 250-10-50-7(b) requires disclosure of the cumulative effect of the change on retained earnings in the statement of financial position for the earliest period presented. The Company noted that the earliest period presented in its statements of financial position is as of December 31, 2011. The correction of the errors noted above was recorded in periods prior to fiscal year 2011, and therefore, the Company determined that this disclosure was also not applicable. The Company believes it met the disclosure requirements of ASC 250-10-50-8 and 50-9 through the information contained in the tables in Note 2 to the previously issued financial statements in the Draft Registration Statement.

Please note, however, that in reliance on ASC 250-10-50-10, the restatement-related disclosures within the audited financial statements as of and for each of the two years ended December 31, 2013 and 2012, and for the period from June 28, 2000 (date of inception) to December 31, 2013, do not include restatement disclosures for the error identified in the prior periods’ audits. In order to provide transparent disclosure of the existence of the identified material weakness that triggered the restatement, we have retained the related risk factor regarding such material weakness and resulting restatement of prior periods.

April 11, 2014

Note 3. Revenue Recognition, page F-19

25.	Please revise to separately disclose product, license fee and government grant revenue in your financial statements. Please explain to us the nature of government grant funding and clarify the reference to this as a qualifying therapeutic discovery project tax credit program. Please also clarify where the related reimbursable expenses are recorded.

RESPONSE TO COMMENT 25:

The Company acknowledges the Staff’s comment and has revised the financial statements of the Registration Statement accordingly.

Please note, however, that there were no reimbursable expenses recorded related to the government grant and therefore the Company has removed the reference to reimbursable expenses within the disclosure.

[Remainder of page intentionally left blank.]

April 11, 2014

* * * * *

Please do not hesitate to contact me at (781) 795-3555 if you have any questions or would like additional information regarding this matter.

Very truly yours,

GUNDERSON DETTMER STOUGH
VILLENEUVE FRANKLIN & HACHIGIAN, LLP

By:	/s/ Marc Dupré

cc:	Kevin McArdle
Richard Blake
Keith Scherer

Annex A

Statement	Page(s) on which the statement appears in the Registration Statement	Source	Page(s) on which statement appears in the industry report	Notes

Statement 1: “Cartilage damage is a leading cause of osteoarthritis, the condition most responsible for the estimated 750,000 knee replacements performed in the United States annually.”	Pages 2 and 76

Source A: “Projections of Primary and Revision Hip and Knee Arthroplasty in the United States from 2005 to 2030” (Published in the Journal of Bone and Joint Surgery; Publication Date: April 2007; Authors: Sunny Kim, Ph.D., Jose Bosque, M.D., John P. Meehan, M.D., Amir Jamali, M.D. and Richard Marder, M.D.)

			Pages 782-783	Publicly available.

Statement 2A: “Musculoskeletal conditions, including cartilage damage, are one of the most prevalent health problems in the United States.”

Statement 2B: “Musculoskeletal conditions, comprised of injuries to or diseases of bones, cartilage, joints, ligaments, muscles, nerves, skin or tendons, are the most common health problem in the United States and are a leading cause of disability and healthcare expenditure according to The Burden of Musculoskeletal Diseases in the United States, a 2011 publication of a coalition of professional organizations including the American Academy of Orthopaedic Surgeons.”

	Pages 2 and 78	Source B: “The Burden of Musculoskeletal Diseases in the United States: Prevalence, Societal and Economic Cost” (Published by the American Academy of Orthopaedic Surgeons (Second Edition, 2011) and available at http://www.boneandjointburden.org)	Pages 1, 2 and 9-20	Publicly available.

Statement 3: “Based on the commercial introduction of new products and expanded applications of approved products, the musculoskeletal, orthopedics and spine segment of the regenerative medicine market is projected to reach approximately $13 billion worldwide by 2015 according to a 2010 report issued by MedMarket Diligence.”	Page 77	Source C: “Tissue Engineering, Cell Therapy and Transplantation: Products, Technologies & Market Opportunities, Worldwide, 2009-2018” (Published by MedMarket Diligence, LLC; Publication Date: 2010).	Page 2	The Company used publicly available information from the 2010 MedMarket Diligence report and did not purchase the actual report.

Statement	Page(s) on which the statement appears in the Registration Statement	Source	Page(s) on which statement appears in the industry report	Notes

Statement 4A: “Based on recent publications, we estimate that 1,000,000 knee arthroscopies are performed each year in the United States…”

Statement 4B: “We estimate that, based in part on historical growth rates reflected in a 2011 article in the Journal of Bone and Joint Surgery, over 1,000,000 knee arthroscopies are performed on an annual basis in the United States in skeletally mature adults and,…”

	Pages 2, 75 and 77	Source D: “Increase in Outpatient Knee Arthroscopy in the United States: A Comparison of National Surveys of Ambulatory Surgery, 1996 and 2006” (Published in the Journal of Bone and Joint Surgery; Publication Date: June 1, 2011; Authors: Sunny Kim, Ph.D., Jose Bosque, M.D., John P. Meehan, M.D., Amir Jamali, M.D. and Richard Marder, M.D.)	Page 995, 997	Publicly available.

Statement 5A: “[W]e believe cartilage damage is likely to be identified in over 60% of those knew arthroscopies.”

Statement 5B: “[B]ased on a 2007 article published in The Knee, more than 60% of those arthroscopies may reveal cartilage damage.”

	Pages 2, 75-76 and 77	Source E: “Articular cartilage defects: Study of 25,124 knee arthroscopies” (Published in the Knee; Publication Date: February 20, 2007; Authors: W. Widuchowski, J. Widuchowski and T. Trzaska)	Pages 177-178 and 180	Publicly available.

Statement 6: “Debridement and microfracture procedures are the most frequently performed surgical procedures for treatment for cartilage damage, accounting for an estimated 90% of all such procedures according to materials from a 2009 meeting of the Cellular Tissue and Gene Therapies Advisory Committee of the FDA.”

	Page 77	Source F: “Overview of Treatment Options for Articular Cartilage Repair: Past Present & Future” (presented at Cellular, Tissue and Gene Therapies Advisory Committee Meeting for the Food and Drug Administration on May 15, 2009 by Ken Zaslav, M.D.)	Pages 9-10, 30	Publicly available.

Statement 7: “A systematic review summarizing multiple articles on microfracture and published in the American Journal of Sports Medicine in 2009 revealed that up to 80% of microfracture patients report deterioration in their postoperative functional improvement after two years.”	Page 78

Source G: “Clinical Efficacy of the Microfracture Technique for Articular Cartilage Repair in the Knee: An Evidence-Based Systematic Analysis” (Published in the American Journal of Sports Medicine; Publication Date: September 26, 2009; Authors: Kai Mithoefer, M.D., Timothy McAdams, M.D., Riley J. Williams, M.D., Peter C. Kreuz, M.D. and Bert R. Mandelbaum, M.D.)

			Page 2057	Publicly available.

Statement	Page(s) on which the statement appears in the Registration Statement	Source	Page(s) on which statement appears in the industry report	Notes

Statement 8: “Based on our interpretation of a 2013 article in Cartilage and the 2009 systematic review in the American Journal of Sports Medicine, we believe over 30% of microfracture patients require subsequent additional cartilage procedures after two years and up to 50% of all microfracture patients eventually require unplanned knee procedures due to persistent or recurrent symptoms.”	Page 78

Source H: “Activity-Related Outcomes of Articular Cartilage Surgery: A Systematic Review” (Published in Cartilage; Publication Date: March 18, 2013; Authors: Peter N. Chambers, M.D., Hari Vigneswaran, B.S., Joshua D. Harris, M.D. and Brian J. Cole, M.D., M.B.A.)

Source G: “Clinical Efficacy of the Microfracture Technique for Articular Cartilage Repair in the Knee: An Evidence-Based Systematic Analysis” (Published in the American Journal of Sports Medicine; Publication Date: September 26, 2009; Authors: Kai Mithoefer, M.D., Timothy McAdams, M.D., Riley J. Williams, M.D., Peter C. Kreuz, M.D. and Bert R. Mandelbaum, M.D.)

			Pages 198-200 Pages 2057, 2059 and 2061-2062	Publicly available.

Statement 9: “According to a 2006 report in the Journal of Bone and Joint Surgery, 48% of ACI patients underwent reoperation as a result of problems directly related to the graft.”	Page 78

Source I: “Autologous Cultured Chondrocytes: Adverse Events Reported to the United States Food and Drug Administration” (Published in the Journal of Bone and Joint Surgery; Publication Date: March 2006; Authors: Jennifer J. Wood, Ph.D., M.P.H.; Mark A. Malek, M.D., M.P.H.; Frank J. Frassica, M.D.; Jacquelyn A. Polder, B.S.N., M.P.H.; Aparna K. Mohan, M.D., Ph.D.; Eda T. Bloom, Ph.D.; M. Miles Braun, M.D., M.P.H.; Timothy R. Coté, M.D., M.P.H.)

			Page 505	Publicly available.

Statement 10: “NeoCart data produced to date in the Phase 1 and 2 clinical trials has demonstrated very favorable safety and the potential for durable efficacy and has been published in journals such as the prestigious Journal of Bone and Joint Surgery, which accepted the Phase 2 data as a study that was designed, conducted, analyzed and reported with the highest degree of rigor possible.”	Page 82	Source J: “NeoCart, an Autologous Cartilage Tissue Implant, Compared with Microfracture for Treatment of Distal Femoral Cartilage Lesions” (Published in the Journal of Bone and Joint Surgery; Publication Date: June 6, 2012; Authors: Dennis C. Crawford, M.D., Ph.D., Thomas M. DeBerardino, M.D. and Riley J. Williams III, M.D.)	Pages 984 and 987-988	Publicly available.

Statement	Page(s) on which the statement appears in the Registration Statement	Source	Page(s) on which statement appears in the industry report	Notes

Source K: “An Autologous Cartilage Tissue Implant NeoCart for Treatment of Grade III Chondral Injury to the Distal Femur: Prospective Clinical Safety Trial
at 2 Years” (Published in the American Journal of Sports Medicine; Publication Date: 2009; Authors: Dennis C. Crawford, M.D., Ph.D., Chelsea M. Heveran, W. Dilworth Cannon Jr., M.D., Li Foong Foo, M.D. and Hollis G. Potter, M.D.)

Pages 1337, 1339 and 1342

Statement 11: “In November 2013, the Phase 2 trial concluded its five-year observation period and we anticipate submitting final results in late 2014. During the course of the trial, no serious adverse events (expected or unexpected) were considered to be product- or implant-related. Two-year results of this trial were published in the Journal of Bone and Joint Surgery in 2012.”

Page 88

Source J: “NeoCart, an Autologous Cartilage Tissue Implant, Compared with Microfracture for Treatment of Distal Femoral Cartilage Lesions” (Published in the Journal of Bone and Joint Surgery; Publication Date: June 6, 2012; Authors: Dennis C. Crawford, M.D., Ph.D.,
Thomas M. DeBerardino, M.D. and Riley J. Williams III, M.D.)

			Pages 983 and 985	Publicly available.

Statement 12: “The two-year results of our Phase 1 clinical trial were published in the American Journal of Sports Medicine in 2009.”	Page 88

Source K: “An Autologous Cartilage Tissue Implant NeoCart for Treatment of Grade III Chondral Injury to the Distal Femur: Prospective Clinical Safety Trial
at 2 Years” (Published in the American Journal of Sports Medicine; Publication Date: 2009; Authors: Dennis C. Crawford, M.D., Ph.D., Chelsea M. Heveran, W. Dilworth Cannon Jr., M.D., Li Foong Foo, M.D. and Hollis G. Potter, M.D.)

			Page 1339	Publicly available.